Goodwill (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Gross amount of goodwill
Balance at beginning of period	SFr 7,820
Goodwill acquired during the period	5
Foreign currency translation impact	(55)
Other	(7)
Balance at end of period	7,763
Accumulated impairment
Balance at beginning of period	3,891
Balance at end of period	3,891
Net book value
Net book value	3,872	SFr 3,929
Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	496
Goodwill acquired during the period	5
Foreign currency translation impact	(5)
Other	(1)
Balance at end of period	495
Accumulated impairment
Balance at beginning of period	0
Balance at end of period	0
Net book value
Net book value	495
International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,511
Goodwill acquired during the period	0
Foreign currency translation impact	(27)
Other	(5)
Balance at end of period	1,479
Accumulated impairment
Balance at beginning of period	0
Balance at end of period	0
Net book value
Net book value	1,479
Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,046
Goodwill acquired during the period	0
Foreign currency translation impact	(15)
Other	(1)
Balance at end of period	2,030
Accumulated impairment
Balance at beginning of period	772
Balance at end of period	772
Net book value
Net book value	1,258
Global Markets
Gross amount of goodwill
Balance at beginning of period	2,838
Goodwill acquired during the period	0
Foreign currency translation impact	(1)
Other	0
Balance at end of period	2,837
Accumulated impairment
Balance at beginning of period	2,719
Balance at end of period	2,719
Net book value
Net book value	118
Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	917
Goodwill acquired during the period	0
Foreign currency translation impact	(7)
Other	0
Balance at end of period	910
Accumulated impairment
Balance at beginning of period	388
Balance at end of period	388
Net book value
Net book value	522
Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period	12
Goodwill acquired during the period	0
Foreign currency translation impact	0
Other	0
Balance at end of period	12
Accumulated impairment
Balance at beginning of period	12
Balance at end of period	12
Net book value
Net book value	SFr 0